Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Other Disclosures
Summary of transactions with related parties, Excluding VAT

	Year ended or as of December 31,
	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Purchase of services from NB	77	73	76
Danish Legal Services	273	233	396
Consulting Services	14	35	71
Amounts owed to related parties	4	Nil	113
Amounts owed by related parties	—	—	—